PIMCO ETF Trust

Supplement Dated January 3, 2020 to the Actively Managed Exchange-Traded Funds Prospectus

dated October 31, 2019, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since June 2016. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since August 2015.

Effective immediately, the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Rachel Betton	1/20 1/20

Senior Vice President, PIMCO. Ms. Betton is a member of the municipal bond portfolio management team. Prior to joining PIMCO in 2013, she was a municipal high yield and distressed trader at Morgan Stanley. Additionally, she was a public finance banker, focusing on municipal asset-backed securitizations and revenue-backed credits in the Midwest. She has investment and financial services experience since 2006 and holds an undergraduate degree from Wesleyan University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Julie P. Callahan	8/15 1/14

Senior Vice President, PIMCO. Ms. Callahan joined PIMCO in 2011 and is a member of the municipal bond portfolio management team. Prior to joining PIMCO, she served as a portfolio manager for municipal separately managed accounts at Western Asset Management Company. Previously, she was a director and portfolio manager for municipal money market funds with Citigroup Asset Management.

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	David Hammer	6/16 8/15

Executive Vice President, PIMCO. Mr. Hammer is a head of the municipal bond portfolio management team. He rejoined PIMCO in May 2015 after serving as Managing Director and Head of Municipal Trading, Risk Management and Research at Morgan Stanley, and previously he was a Senior Vice President of PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director for Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_010320

PIMCO ETF Trust

Supplement Dated January 3, 2020 to the Statement of Additional Information

dated October 31, 2019, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each Fund’s portfolio is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Betton[1]
Registered Investment Companies	1	$174.03	0	$0.00
Pooled Investment Vehicles	1	$99.84	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[1]

Effective January 3, 2020, Ms. Betton co-manages the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund ($304.5 million) and the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund ($96.5 million).

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above table:

Effective January 3, 2020, each of the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Information for Ms. Betton is as of November 30, 2019.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Betton[1]	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	None
	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	None

[1]

Effective January 3, 2020, Ms. Betton co-manages the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund. Information for Ms. Betton is as of November 30, 2019.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_010320